Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions
Summary of acquisitions completed during the years

	Year ended December 31, 2020
Purchase price allocation	Cura (2)	Remedy (2)	Arrow (1)	MEOT (2)	Curaleaf NJ (2)	Blue Kudu (1)	Grassroots (2)	ATG (2)
Assets acquired:
Cash	$12,755	$172	$711	$395	$3,667	$276	$28,690	$7,253
Accounts receivable, net	11,027	15	—	129	1,995	350	5,511	—
Prepaid expenses and other current assets	2,232	3	—	15	405	—	5,835	787
Inventory	22,074	227	508	1,418	4,962	123	12,101	3,455
Biological assets	—	79		705	2,340	—	4,571	379
Property, plant and equipment, net	7,465	319	1,854	1,081	6,187	56	37,128	4,397
Right-of-use assets	9,047	108	2,058	1,812	41,518	812	103,055	1,555
Other assets	832	—	—	1,034	46	—	91	—
Intangible assets :
Licenses	135,060	—	38,435	—	57,580	3,345	300,140	24,690
Trade name	28,340	160	—	170	8,260	—	12,130	120
Service agreements	59,030	1,430	—	5,830	—	—	3,080	—
Non-compete agreements	4,950	—	—	—	—	—	19,290	—
Goodwill	113,252	909	—	561	22,863	—	257,023	19,072
Deferred tax liabilities	(58,971)	(480)	—	(1,680)	(20,525)	—	(102,329)	(9,397)
Liabilities assumed	(22,652)	(573)	(5,885)	(3,426)	(46,065)	(1,469)	(159,368)	(9,811)
Consideration transferred	$324,441	$2,369	$37,681	$8,044	$83,233	$3,493	$526,948	$42,500

	Year ended December 31, 2019
Purchase price allocation	Acres (2)	Glendale (1)	Phyto (1)	Emerald (1)	Eureka (1)	Blackjack (1)	HMS (1)	Elevate (1)
Assets acquired:
Cash	$478	$330	$37	$747	$490	$120	$501	$101
Accounts receivable	884	92	—	188	82	—	1,052	—
Prepaid expenses and other current assets	114	21	143	253	876	—	211	53
Inventory	3,812	422	103	724	587	333	414	93
Biological assets	567	—	—	—		—	—	—
Property, plant and equipment	5,994	1,407	—	103	357	—	—	68
Other assets	45	107	—	15	—	—	—	—
Intangible assets :
Licenses	22,340	17,060	7,424	15,970	35,253	7,187	32,775	1,937
Trade name	370	—	—	—	—	—	—	—
Non-compete agreements	700	—	—	—	—	—	—	—
Goodwill	17,471	—	—	—	—	—	—	—
Deferred tax liabilities	—	—	—	—	—	—	—	—
Liabilities assumed	(5,178)	(660)	(38)	—	(1,284)	(915)	(2,654)	(151)
Non-controlling interest	—	—	—	—	—	(2,156)	—	—
Consideration transferred	$47,597	$18,779	$7,669	$18,000	$36,361	$4,569	$32,299	$2,101
(1)	Acquisition accounted for as an asset acquisition with the application of the IFRS 3 Amendment.
(2)	Acquisition accounted for as a business combination under IFRS 3.